CONTRACT COSTS, NET - Movement of impairment of contract costs (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
CONTRACT COSTS, NET
Beginning balance	¥ 4,063,482	$ 560,380	¥ 4,548,910
Reversal of allowance	(1,720,095)	(237,212)	(552,008)
Charge to cost of sales	242,768	33,479	66,580
Ending balance	¥ 2,586,155	$ 356,647	¥ 4,063,482